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UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-PX

ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number:  811-21845

RALPH PARKS PORTFOLIOS TRUST

(Exact name of registrant as specified in charter)

Meadowgate Office Park, 101 Sully’s Trail, Building 10, Pittsford NY 14534

  (Address of principal executive offices)

                   (Zip code)

Emile R. Molineaux

Gemini Fund Services, LLC

450 Wireless Boulevard

Hauppauge, NY 11788

________________________________________________________________________

(Name and address of agent for service)

Registrant's telephone number, including area code: (585) 248-5700

Date of fiscal year end:  June 30th

Date of reporting period:  July 1, 2006 - June 30, 2007

Form N-PX is to be used by a registered management investment company, other than a small business investment company registered on Form N-5 (ss.ss. 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than August 31 of each year, containing the registrant's proxy voting record for the most recent twelve-month period ended June 30, pursuant to section 30 of the Investment Company Act of 1940 and rule 30b1-4 thereunder (17 CFR 270.30b1-4). The Commission may use the information provided on Form N-PX in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-PX, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-PX unless the Form displays a currently valid Office of Management and Budget ("OMB") control number.  Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609.  The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1. PROXY VOTING RECORD: (see attached table)

Appended hereto as Exhibit A is the following information indicating for each matter relating to a portfolio security owned by the Registrant considered at any shareholder meeting held during the twelve month period ended June 30, 2006 with respect to which the Registrant was entitled to vote:

          (a)  The name of the issuer of the portfolio security;

          (b)  The exchange ticker symbol of the portfolio security;

 (c)   The Council on Uniform Securities Identification Procedures ("CUSIP") number for the portfolio security;

          (d)  The shareholder meeting date;

          (e)  A brief identification of the matter voted on;

          (f)  Whether the matter was proposed by the issuer or by a security holder;

          (g)  Whether the Registrant cast its vote on the matter;

 (h)  How the Registrant cast its vote (e.g., for or against proposal, or abstain; for or withhold regarding election of directors); and

          (i)  Whether the Registrant cast its vote for or against management.

Registrant: Ralph Parks Cyclical Equity Fund - a series of Ralph Parks Portfolios Trust										Item 1, Exhibit A
Investment Company Act file number: 811-21845
Reporting Period: July 1, 2006 through June 30, 2007

FORM N-PX - PROXY VOTING RECORD REQUIREMENTS
	(a) Issuer's Name	(b) Exchange Ticker Symbol	(c)"CUSIP" #	(d) Shareholder Meeting Date	(e) Matter Identification		(f) Proposal Type	(g) Voted	(h) Vote Cast	(i) For/Against Management
1	Nuveen PFD & Convertible Income FD-COM	JTP	67073B106	11/4/2007	1	To approve an amendment to the fee schedule of the investment	Mgmt	Y	For	For
					2	To approve a new investment sub-advisory agreement	Mgmt	Y	For	For
2	Albemarle Corporation	ALB	12653101	11/4/2007	1	A vote for election of the nominees	Mgmt	Y	For	For
					2	The proposal to ratify the appointment of Pricewaterhousecoopers as public accounting firm	Mgmt	Y	For	For
3	Eli Lilly and Company	LLY	532457PPH	4/16/2007	1	A vote for election of the nominees	Mgmt	Y	For	For
					2	Ratification of the appointment by the audit committee of the board of directors	Mgmt	Y	For	For
					3	Approve amendments to the articles of incorporation to provide for annual election of directors	Mgmt	Y	For	For
					4	Reapprove performance goals for the company's stock plan	Mgmt	Y	For	For
					5	Proposal by shareholders on extending the company's animal care and use policy to contract labs	Shdr	Y	Against	For
					6	Proposal by shareholders on international outsourcing of animal research	Shdr	Y	Against	For
					7	Separating the roles of chairman and CEO	Shdr	Y	Against	For
					8	Amending the articles of incorporation to allow shareholders to amend the bylaws	Shdr	Y	Against	For
					9	Adopt a simple majority vote standard	Shdr	Y	Against	For
4	Shire PLC	SHPGY	82481R106	4/16/2007	1	To approve the acquisition by the company of new river pharmaceuticals	Mgmt	Y	For	For
5	Nationwide Health Properties, INC.	NHP	638620104	4/24/2007	1	A vote for election of the nominees	Mgmt	Y	For	For
					2	Approve the share increase amendment to amend the company's charter to increase common stock	Mgmt	Y	For	For
					3	Approve the reit protection amendment to clarify company ownership of stock	Mgmt	Y	For	For
					4	Ratification of appointment of Ernst & Young as company's accountants	Mgmt	Y	For	For
6	Metlife, Inc.	MET	59156R108	4/24/2007	1	A vote for election of the nominees	Mgmt	Y	For	For
					2	Ratification of appointment of Deloitte & Touche as auditor	Mgmt	Y	For	For
7	Stryker Corp.	SYK	863667101	4/25/2007	1	A vote for election of the nominees	Mgmt	Y	For	For
					2	Approval of the executive bonus plan	Mgmt	Y	For	For
					3	Ratification of the appointment of Ernest & Young as auditors	Mgmt	Y	For	For
					4	Proposal regarding granting of performance-vesting shares to senior executives	Shdr	Y	Against	For
8	Odyssey Re Holdings Corp.	ORH	67612W108	4/25/2007	1	A vote for election of the nominees	Mgmt	Y	For	For
9	Unisys Corporation	UIS	909214108	4/26/2007	1	A vote for election of the nominees	Mgmt	Y	For	For
					2	Ratification of the selection of accounting firm	Mgmt	Y	For	For
					3	Approve the Unisys long term incentive and equity comp plan	Mgmt	Y	For	For
					4	Political contributions	Shdr	Y	Against	For
					5	Sustainability report	Shdr	Y	Against	For
10	Embarq Corporation	EQ	29078E.105	4/26/2007	1	A vote for election of the nominees	Mgmt	Y	For	For
					2	To ratify the appointment of KPMG as accounting firm	Mgmt	Y	For	For
11	AT&T Inc.	T	00206R102	4/27/2007	1	A vote for election of the nominees	Mgmt	Y	For	For
						Director Proposals	Mgmt	Y	For	For
						Stockholder Proposals	Shdr	Y	Against	For
12	Wyeth	WYE	983024PPH	4/26/2007	1	A vote for election of the nominees	Mgmt	Y	For	For
					2	Pricewaterhousecoopers	Mgmt	Y	For	For
					3	Amend certificate of incorporation	Mgmt	Y	For	For
					4	Amend and restate 2005 incentive plan	Mgmt	Y	For	For
					5	Animal welfare policy	Shdr	Y	Against	For
					6	Limit supply of prescription drugs in Canada	Shdr	Y	Against	For
					7	Political contributions	Shdr	Y	Against	For
					8	Recoupment of incentive bonuses	Shdr	Y	Against	For
					9	Interlocking directorships	Shdr	Y	Against	For
					11	Separating roles of chairman and CEO	Shdr	Y	Against	For
					12	Stockholder advisory vote on compensation	Shdr	Y	Against	For
13	Abbott Laboratories	ABT	002824PPH	4/27/2007	1	A vote for election of the nominees	Mgmt	Y	For	For
					2	Ratification of Deloitte & Touche	Mgmt	Y	For	For
					3	Advisory vote	Shdr	Y	Against	For
					4	The roles of chair and ceo	Shdr	Y	Against	For
14	Allergan, Inc.	AGN	018490PPH	1/5/2007	1	A vote for election of the nominees	Mgmt	Y	For	For
					2	Appointment of Ernst & Young	Mgmt	Y	For	For
15	Baxter International Inc.	BAX	71813109	1/5/2007	1	A vote for election of the nominees	Mgmt	Y	For	For
					2	Ratification of accounting firm	Mgmt	Y	For	For
					3	Approval of incentive plan	Mgmt	Y	For	For
16	ABB Ltd	ABB	375204	3/5/2007	2	Approval of annual report	Mgmt	Y	For	For
					3	Approval of discharge of board of directors	Mgmt	Y	For	For
					4	Approval of approporation of available earnings	Mgmt	Y	For	For
					5	Approval of creation of share capital	Mgmt	Y	For	For
					6	A vote for election of the nominees	Mgmt	Y	For	For
					7	Approval of election of the auditors	Mgmt	Y	For	For
17	Health Care REIT Inc.	HCN	42217K106	3/5/2007	1	A vote for election of the nominees	Mgmt	Y	For	For
					2	Increase authozied shares of stock	Mgmt	Y	For	For
					3	Increase number of share of preferred stock	Mgmt	Y	For	For
					4	Appointment of Ernst & Young	Mgmt	Y	For	For
18	Weingarten Realty Investors	WRI	948741103	3/5/2007	1	A vote for election of the nominees	Mgmt	Y	For	For
					2	Ratification of Deloitte & Touche	Mgmt	Y	For	For
19	Cenveo, Inc.	CVO	15670S105	3/5/2007	1	A vote for election of the nominees	Mgmt	Y	For	For
					2	Ratification of Deloitte & Touche	Mgmt	Y	For	For
					3	Approval of long-term equity incentive plan	Mgmt	Y	For	For
20	Koninklijke Ahold N.V.	AHO	500467303	3/5/2007	3	Proposal to adopt 2006 financial statements	Mgmt	Y	For	For
					5	Discharge members of the corporate executive board	Mgmt	Y	For	For
					6	Discharege of liability of supervisory board	Mgmt	Y	For	For
					7	Appoint Mr. Boer as member of board	Mgmt	Y	For	For
					8	Appoint Mr. Swaan and member of supervisory board	Mgmt	Y	For	For
					9	Appoint Deloitte accountants as auditor	Mgmt	Y	For	For
					10	Amend articles of association	Mgmt	Y	For	For
					11	Authorize corporate executive board to issue common shares or grant rights	Mgmt	Y	For	For
					12	Authorize corporate executive board to restrict or exclue pre-emptive rights	Mgmt	Y	For	For
					13	Cancel preferred financing shares held by company	Mgmt	Y	For	For
					14	Cancel common shares in the share capital of the compnay repurchased or to be repurcharsed	Mgmt	Y	For	For
					15	Authoize the coporate executive board to acquire such number of common shares	Mgmt	Y	For	For
					16	Proposal to cancel common shares in the share capital of the company	Mgmt	Y	For	For
					17	Cancel common shares in the share capital of the company	Mgmt	Y	For	For
21	Hecla Mining Company	HL	422704106	4/5/2007	1	A vote for election of the nominees	Mgmt	Y	For	For
22	Suez	SZE	864686100	4/5/2007
23	Kite Realty Group Trust	KRG	49803T102	7/5/2007	1	A vote for election of the nominees	Mgmt	Y	For	For
					2	Ratify Ernst & Young as auditors	Mgmt	Y	For	For
24	Northeast Utilities	NU	664397106	8/5/2007	1	A vote for election of the nominees	Mgmt	Y	For	For
					2	Ratify Deloitte & Touche as auditors	Mgmt	Y	For	For
					3	Approve adoption of Northeast Utilities incentive plan	Mgmt	Y	For	For
25	Terra Industries Inc.	TRA	880915103	8/5/2007	1	A vote for election of the nominees	Mgmt	Y	For	For
					2	Approval of incentive compensation plan	Mgmt	Y	For	For
					3	Ratification of Deloitte & Touche	Mgmt	Y	For	For
26	Marvel Entertainment Inc.	MVL	57383T103	8/5/2007	1	A vote for election of the nominees	Mgmt	Y	For	For
					2	Ratify Pricewaterhousecoopers as accounting firm	Mgmt	Y	For	For
27	Mirant Corporation	MIR	60467R100	8/5/2007	1	A vote for election of the nominees	Mgmt	Y	For	For
					2	Ratification of KPMG as auditor	Mgmt	Y	For	For
28	International Flavors & Fragrances Inc.	IFF	459506101	8/5/2007	1	A vote for election of the nominees	Mgmt	Y	For	For
					2	Pricewaterhousecoopers as accounting firm	Mgmt	Y	For	For
					3	Reapprove business criteria used for setting performance goals under the 2000 stock award and incentive plan	Mgmt	Y	For	For
29	Senior Housing Properties Trust	SNH	81721M109	8/5/2007	1	A vote for election of the nominees	Mgmt	Y	For	For
					2	Change the required shareholder vote for certain actions	Mgmt	Y	For	For
					3	Approve amendments to declartation that a shareholder who violates will indemnify and hold the company harmless from and against all costs	Mgmt	Y	For	For
					4	Approve adjournment of the meeting	Mgmt	Y	For	For
30	Blockbuster Inc.	BBI	93679108	9/5/2007	1	A vote for election of the nominees	Mgmt	Y	For	For
					2	Amendment to the certificate of incorporation to eliminate classification of board	Mgmt	Y	For	For
					3	Pricewaterhousecoopers as auditors	Mgmt	Y	For	For
					4	Resolution of stockholders to ratify certain named executive officer compensation disclosures	Shdr	Y	Against	For
					5	Conversion of class B common stock into class A common stock	Shdr	Y	Against	For
31	Bio-Imaging Technologies Inc.	BITI	09056N103	9/5/2007	1	A vote for election of the nominees	Mgmt	Y	For	For
					2	Pricewaterhousecoopers as accounting firm	Mgmt	Y	For	For
32	Entertainment Properties Trust	EPR	29380T105	9/5/2007	1	A vote for election of the nominees	Mgmt	Y	For	For
					2	Approve company's equity incentive plan	Mgmt	Y	For	For
					3	Approve company's annual performance based incentive plan	Mgmt	Y	For	For
					4	Appointment of KPMG as company's accounting firm	Mgmt	Y	For	For
33	Sinclair Broadcast Group Inc.	SBGI	829226109	10/5/2007	1	Directors	Mgmt	Y	For	For
					2	Appointment of Ernst & Young as accounting firm	Mgmt	Y	For	For
					3	Approve executive officer performance goals to qualify as performance based compensation	Mgmt	Y	For	For
34	Corrections Corp. of America	CXW	22025Y407	10/5/2007	1	A vote for election of the nominees	Mgmt	Y	For	For
					2	Appointment of Ernst & Young as accounting firm	Mgmt	y	For	For
					3	Approval of 2008 stock incentive plan	Mgmt	Y	For	For
					4	Amendment to charter to increase common stock	Mgmt	Y	For	For
					5	Proposal to provide a semi-annual report to stockholders regarding political contributions	Shdr	Y	Against	For
					6	Approval of proposal to adjourn the annual meeting	Mgmt	Y	For	For
35	Transcend Services Inc.	TRCR	893929208	10/5/2007	1	A vote for election of the nominees	Mgmt	y	For	For
					2	Approve 2007 stock incentive plan	Mgmt	Y	For	For
					3	Ratify appointment of Miller Ray Houser & Stewart as accounting firm	Mgmt	Y	For	For
36	JF China Region Fund, Inc.	JFC	46614T107	10/5/2007	1	A vote for election of the nominees	Mgmt	Y	For	For
37	Health Care Property Investors, Inc.	HCP	421915109	10/5/2007	1	A vote for election of the nominees	Mgmt	Y	For	For
					2	Ratify Ernst & Young as auditors	Mgmt	Y	For	For
					3	Executive Compensation	Shdr	Y	Against	For
38	Axis Capital Holdings LTD.	AXS	G0692U109	11/5/2007	1	A vote for election of the nominees	Mgmt	Y	For	For
					2	Approve Axis 2007 Long-term equity comp plan	Mgmt	Y	For	For
					3	Adopt bye-laws to amend director and officer provisions to allow acquired shares to be held in treasury	Mgmt	Y	For	For
					4	Appoint Deloitte & Touche as accounting firm	Mgmt	Y	For	For
39	Novellus Systems, Inc.	NVLS	670008101	11/5/2007	1	A vote for election of the nominees	Mgmt	Y	For	For
					2	Ratify company's 2001 stock incentive plan	Mgmt	Y	For	For
					3	Increase the number of shares issuable pursuant to the company's 1992 stock purchase plan	Mgmt	Y	For	For
					4	Ratify Ernst & Young as accounting firm	Mgmt	Y	For	For
40	Gabelli Dividend & Income Trust	GDV	36242H104	5/14/2007	1	A vote for election of the nominees	Mgmt	Y	For	For
41	Integramed America, Inc.	INMD	45810N302	5/15/2007	1	A vote for election of the nominees	Mgmt	Y	For	For
					2	Approve 2007 long term compensation plan	Mgmt	Y	For	For
42	JPMorgan Chase & Co.	JPM	46625H100	5/15/2007	1	A vote for election of the nominees	Mgmt	Y	For	For
					2	Appointment of accounting firm	Mgmt	Y	For	For
					3	Stock Options	Shdr	y	Against	For
					4	Performance based restricted stock	Shdr	Y	Against	For
					5	Executive Compensation	Shdr	Y	Against	For
					6	Separate Chairman	Shdr	Y	Against	For
					7	Cumulative Voting	Shdr	Y	Against	For
					8	Majority Voting for Directors	Shdr	Y	Against	For
					9	Political contributions	Shdr	Y	Against	For
					10	Slavery Apology Report	Shdr	Y	Against	For
43	First Industrial Realty Trust, Inc.	FR	32054K103	5/16/2007	1	A vote for election of the nominees	Mgmt	Y	For	For
					2	Approval of amendment 2 to the 2001 stock incentive plan	Mgmt	y	For	For
					3	Appointment of Pricewaterhousecoopers as accounting firm	Mgmt	Y	For	For
44	Vanda Pharmaceuticals, Inc.	VNDA	921659108	5/16/2007	1	A vote for election of the nominees	Mgmt	Y	For	For
					2	Appointment of Pricewaterhousecoopers as accounting firm	Mgmt	Y	For	For
45	Mattel, Inc.	MAT	577081102	5/18/2007	1	A vote for election of the nominees	Mgmt	Y	For	For
					2	Appointment of Pricewaterhousecoopers as accounting firm	Mgmt	Y	For	For
					3	Adoption of director election majority voting standard	Mgmt	Y	For	For
					4	Approval of the Mattel incentive plan and the material terms of its performance goals	Mgmt	Y	For	For
					5	Compensation of the top five members of management	Shdr	Y	Against	For
					6	Separate roles of CEO and Chairman	Shdr	Y	Against	For
					7	Reports by the board of directors	Shdr	Y	Against	For
					8	Pay for superior performance	Shdr	Y	Against	For
46	On Semiconductor Corporation	ONNN	682189105	5/16/2007	1	A vote for election of the nominees	Mgmt	y	For	For
					2	Appointment of Pricewaterhousecoopers as accounting firm	Mgmt	Y	For	For
47	National Health Investors, Inc.	NHI	63633D104	5/16/2007	1	A vote for election of the nominees	Mgmt	Y	For	For
					2	Ratify audit committee's selection of BDO Seidman as accounting firm	Mgmt	Y	For	For
48	Reliant Energy, Inc.	RRI	75952B105	5/16/2007	1	Proposal to amend certificate of incorporation to remove outdated provisions	Mgmt	Y	For	For
					2	Proposal to amend certificate of incorporation to elimate the structure of the board	Mgmt	Y	For	For
					3	Election of directors	Mgmt	Y	For	For
					4	Election of directors	Mgmt	Y	For	For
					5	Ratify selection of KPMG as auditor	Mgmt	y	For	For
49	Oneok, Inc.	OKE	682680103	5/17/2007	1	A vote for election of the nominees	Mgmt	Y	For	For
					2	Separation of the positions of chairman and CEO	Shdr	Y	Against	For
50	Lennox International Inc.	LII	526107107	5/17/2007	1	A vote for election of the nominees	Mgmt	Y	For	For
					2	Approval of the issuance of shares of common stock	Mgmt	Y	For	For
51	Time Warner Inc.	TWX	887317105	5/18/2007	1	A vote for election of the nominees	Mgmt	Y	For	For
					2	Ratification of auditors	Mgmt	Y	For	For
					3	Amend the company's restated certificate of incorporation to eliminate majority vote requirement	Mgmt	Y	For	For
					4	Ratify compensation of named executive officers	Shdr	Y	Against	For
					5	Separation of roles of chairman and CEO	Shdr	Y	Against	For
					6	Simple majority vote	Shdr	Y	Against	For
					7	Special Shareholder Meetings	Shdr	Y	Against	For
					8	Ratification of director compensation when a stockholder rights plan has been adopted	Shdr	Y	Against	For
52	Schering-Plough Corporation	SGP	806605101	5/18/2007	1	A vote for election of the nominees	Mgmt	Y	For	For
					2	Ratify Deloitte & Touche as auditors	Mgmt	Y	For	For
					3	Amend incorporation to reduce shareholder supermajority vote requirements to a majority vote	Mgmt	Y	For	For
					4	Amend incorporation to elect directors by a majority vote	Mgmt	Y	For	For
					5	Shareholder proposal relating to equity grants	Shdr	Y	Against	For
53	Constellation Energy Group, Inc.	CEG	210371100	5/18/2007	1	Election of directors	Mgmt	Y	For	For
					2	Ratification of Pricewaterhousecoopers as accounting firm	Mgmt	Y	For	For
					3	Approval of long term incentive plan	Mgmt	Y	For	For
					4	Approval of the executive annual incentive plan	Mgmt	Y	For	For
54	Pactiv Corp.	PTV	695257105	5/18/2007	1	Election of directors	Mgmt	Y	For	For
					2	Ratify Ernst & Young as accounting firm	Mgmt	Y	For	For
55	Williams Partners L.P.	WPZ	96950F104	5/21/2007	1	Change terms of class B units to provide that class B units convertible into one common unit	Mgmt	Y	For	For
56	Hillenbrand Industries, Inc.	HB	431573104	8/2/2007	1	A vote for election of the nominees	Mgmt	Y	For	For
					2	Appointment of Pricewaterhousecoopers as accounting firm	Mgmt	Y	For	For
57	Becton, Dickinson and Company	BDX	75887109	1/30/2007	1	A vote for election of the nominees	Mgmt	Y	For	For
					2	Ratification of accounting firm	Mgmt	Y	For	For
					3	Amendment to equity based compensation plan	Mgmt	Y	For	For
					4	Cumulative Voting	Shdr	Y	Against	For
58	Rock-Tenn Company	RKT	772739207	1/26/2007	1	A vote for election of the nominees	Mgmt	Y	For	For
					2	Adopt amendment to RKT 1993 employee stock purchase plan	Mgmt	Y	For	For
					3	Adopt amendment to RKT 2004 incentive stock plan	Mgmt	Y	For	For
					4	Appointment of Ernst & Young as accounting firm	Mgmt	Y	For	For
59	Covanta Holding Corporation	CVA	22282E.102	11/16/2006	1	Amendment to certificate of incorporation to delete article fifth	Mgmt	Y	For	For
					2	Amendment to certificate of incorporation to delete section 4.3	Mgmt	Y	For	For
60	First Trust Value Line Dividend Fund	FVD	33735A100	11/12/2006	1	Agreement of reorganization and transations therein as discussed by proxy dated 10/17/2006	Mgmt	Y	For	For
61	Monsanto Company	MON	61166W101	1/17/2007	1	A vote for election of the nominees	Mgmt	Y	For	For
					2	Appointment of accounting firm	Mgmt	Y	For	For
					3	Approval of shareowner proposal	Shdr	Y	Against	For
62	Energizer Holdings, Inc.	ENR	29266R108	1/22/2007	1	A vote for election of the nominees	Mgmt	Y	For	For
63	Merck & Co., Inc.	MRK	589331PPH	4/24/2007	1	A vote for election of the nominees	Mgmt	Y	For	For
					2	Ratification of public accounting firm	Mgmt	Y	For	For
					3	Amend certificate of incorporation to eliminate supermajority voting	Mgmt	Y	For	For
					4	Amend certificate of incorporation to eliminate supermajority voting under NJ law	Mgmt	Y	For	For
					5	Amend certificate of incorporation to limit the size of the board to no more than 18	Mgmt	Y	For	For
					6	Amend certificate of incorporation to replace cumulative voting feature with a majority vote for directors	Mgmt	Y	For	For
					7	Publication of political contributions	Shdr	Y	Against	For
					8	Advisory vote on executive compensation	Shdr	Y	Against	For
64	Nuveen PFD & Convertible Income FD-COM	JTP	67073B106	11/4/2007	1	To approve an amendment to the fee schedule of the investment	MGMT	Y	For	For
65	Loral Space & Communications	LORL	543881106	5/22/2007	1	A vote for election of nominees	MGMT	Y	For	For
					2	Acting upon a proposal to approve the amendment and restatement	MGMT	Y	For	For
					3	Acting upon a proposal to ratify the appointment of Deloitte	MGMT	Y	For	For
66	Principal Financial Group, Inc.	PFG	74251V102	5/22/2007	1	A vote for election of nominees	MGMT	Y	For	For
					2	Ratification of independent auditors	MGMT	Y	For	For
67	Nordstrom, Inc.	JWN	655664100	5/22/2007	1	A vote for election of nominees	MGMT	Y	For	For
					2	Ratification of the appointment of independent registered public.	MGMT	Y	For	For
68	Eagle Bulk Shipping	EGLE	Y2187A101	5/23/2007	1	A vote for election of nominees	MGMT	Y		For
					2	The board has selected Earns & Young as the company's independent registered public accounting	MGMT	Y	For	For
69	Centerplate, Inc.	CVP	15200E204.	5/23/2007	1	A vote for election of nominees	MGMT	Y	For	For
					2	Ratification of the selection of Deloitte & Touche to serve the company's independent accountants for the fiscal year ending January 1,2008	MGMT	Y	For	For
70	Ak Steel Holding Corporation	AKS	1547108	5/24/2007	1	A vote for election of nominees	MGMT	Y	For	For
71	McDonald's Corporation	MCD	580135101	5/24/2007	1	Election of Directors	MGMT	Y	For	For
					2	Approval of the independent registered public accoiunting firm	MGMT	Y	For	For
					3	Shareholder proposal relating to labeling of genetically modified products.	SHAREHOLDER	Y	Against	For
					4	Shareholder proposal relating to labor standards.	SHAREHOLDER	Y	Against	For
73	FPL Group, Inc.	FPL	302571104	5/25/2007	1	Directors Recommend	MGMT	Y	For	For
					2	Ratification of the appointment of Deloitte & Touche as independent registered public accounting firm for the year 2007.	MGMT	Y	For	For
					3	Approval of the 2007 non-employee directors stock plan	MGMT	Y	For	For
74	Covanta Holding Corporation	CVA	2228E102.	5/30/2007	1	A vote for election of nominees	MGMT	Y		For
					2	To ratify the appointment of Earnst & Young as the independent auditors for the 2007 fiscal year	MGMT	Y	For	For
75	Tri- Continental Corporation	TY	895436103	5/30/2007	1	A vote for election of nominees	MGMT	Y	For	For
					2	To ratify the selection of Deloitte & Touche as the corporation's independent registered public accounting firm.	MGMT	Y	For	For
					3	To implement the distribution policy	MGMT	Y	For	For
76	The Buckle, Inc.	BKE	118440166	5/31/2007	1	A vote for election of nominees	MGMT	Y	For	For
					2	To ratify the selection of Deloitte & Touche as independent auditor for the company.	MGMT	Y	For	For
					3	Proposal to adopt the company's 2007 management incentive plan	MGMT	Y	For	For
					4	To approve an amendment to the fee schedule of the investment	MGMT	Y	For	For
					5	To approve an amendment to the company's 2005 restricted stock plan.	MGMT	Y	For	For
					6	Proposal to approve an amendment to the company's 1993 director stock option plan.	MGMT	Y	For	For
77	Constar International, Inc.	CNST	21036U107	5/30/2007	1	A vote for election of nominees	MGMT	Y	For	For
					2	To approve the adoption of the 2007 stock based incentive, compensantion plan	MGMT	Y	For	For
					3	To approve the adoption of the 2007 non-employee directors, equity incentive plan.	MGMT	Y	For	For
					4	To ratify the appointment of price waterhousecoopers as the independent registered public accounting firm to audit and report	MGMT	Y	For	For
78	Senior Housing Properties Trust	SNH	81721M109	5/30/2007	1	A vote for election of nominees	MGMT	Y	For	For
2

To approve amendments to the declaration of trust that will change the required shareholder vote for certain actions and provide that the required shareholder vote necessary for certain other actions shall be set in the bylaws.

							MGMT	Y	For	For
					3	To approve an amendment to the declaration of trust to provide that any shareholder who violates the declaration of trust or bylaws will indemnify and hold the company harmless from against all costs.	MGMT	Y	For	For
4

To approve the adjourment or postponement of the meeting if necessary or appropriate, to solicit additional proxies if there are insufficient votes at the time of the meeting to elect each of the trustees.

							MGMT	Y	For	For
79	NFJ Div., Int & Premium Strategy Fund	NFJ	65337H109	5/31/2007	1	A vote for election of nominees	MGMT	Y	For	For
80	Jones Soda	JSDA	48023P106	5/31/2007	1	A vote for election of nominees	MGMT	Y	For	For
					2	Approval of Amendments to the 2002 stock option and restricted	MGMT	Y	For	For
					3	Adoption of our 2007 Employee stock purchase plan	MGMT	Y	For	For
					4	Ratification of the appointment of KPMG LLP as our independent auditors for the fiscal year ending December 31, 2007	MGMT	Y	For	For
81	The TJX Companies, Inc.	TJX	872540109	6/5/2007	1	A vote for election of nominees	MGMT	Y	For	For
					2	Approval of materials terms of executive officer performance	MGMT	Y	For	For
					3	Ratification of appointment of pricewaterhousecoopers	MGMT	Y	For	For
					4	Shareholder proposal regarding election of directors by majority	SHAREHOLDER	Y	Against	For
82	The Direct TV Group	DTV	25459L106	6/5/2007	1	A vote for election of nominees	MGMT	Y	For	For
					2	ratification of appointment of independent public accountants	MGMT	Y	For	For
					3	Approval of the amended and restated 2004 stock plan	MGMT	Y	For	For
					4	Approval of the amended and restated executive officer cash bonus plan	MGMT	Y	For	For
83	Ramco-Gershenson Properties Trust	RPT	751452202	6/5/2007	1	A vote for election of nominees	MGMT	Y	For	For
					2	Ratification of the appointment of Grant Thornton as the trust's independent registered public accounting firm for 2007	MGMT	Y	For	For
84	Captaris, Inc.	CAPA	14071N104	6/7/2007	1	A vote for election of nominees	MGMT	Y		For
					2	Ratification of appointment of Moss Adams LLP as our independent registered accounting firm	MGMT	Y	For	For
85	ITC Holdings Corporation	ITC	465685105	6/8/2007	1	A vote for election of nominees	MGMT	Y		For
					2	Approval of the amendment to the company's articles of incorporation to create a staggered board	MGMT	Y	For	For
					3	Ratification of the appointment of Deloitte & Touche as independent registered public accounting firm for the year 2007.	MGMT	Y	For	For
86	VCG Holding Corp.	PTT	9182K101	6/12/2007	1	A vote for election of nominees	MGMT	Y	For	For
					2	To ratify the appointment of Causey Demgen & Moore, Inc. as our independent certified public accountants.	MGMT	Y	For	For
					3	To ratify our February 2, 2007 private placement in wich we issued 3,000 shares of our common stock at a price below then than the market value of our common stock.	MGMT	Y	For	For
87	Siliconware Precision Industries Co. LTD.	SPIL	827084864	6/13/2007	1	Adoption by the meeting of FY 2006 business operation report and financial statements, including consolidated financial statements, as set forth in the company's notice of meeting enclosed herewith.	MGMT	Y	For	For
					2	Adoption by the meting of the proposal for FY 2006 profit distribution plan, as set forth in the company's notice of meeting enclosed herewith.	MGMT	Y	For	For
					3	Proposal for FY 2006 issue of new shares with capital increase funded by earned profit, as set forth in the company's notice of meeting enclosed herewith.	MGMT	Y	For	For
					4	Approval by the meeting of the proposed amendments to the articles of incorporation	MGMT	Y	For	For
					5	Approval by the meeting to the proposed amendments to the company's procedures for acquisition or disposal of assets, as set forth in the company's notice of meeting enclosed herewith.	MGMT	Y	For	For
					6	Approval by the meeting to release the competition restriction on directors of the article 209 of ROC COMPANY LAW.	MGMT	Y	For	For
88	IAC/Interactive Corporation	IACI	44919P300	6/13/2007	1	A vote for election of nominees	MGMT	Y	For	For
					2	To ratify the appointment of Earnst & Young as the independent auditors for the 2007 fiscal year	MGMT	Y	For	For
89	Markwest Hydrocarbon, Inc.	MWP	570762104	6/13/2007	1	A vote for election of nominees	MGMT	Y	For	For
					2	Ratification of Deloitte & Touche LLP as the company's independent registered public accountants for the fiscal year ending December 31, 2007	MGMT	Y	For	For
90	Cornell Companies	CRN	219141108	6/14/2007	1	A vote for election of nominees	MGMT	Y	For	For
					2	To ratify the selection of pricewaterhousecoopers LLP as the company's independent registered public accounting firm for the fiscal year ending December 31, 2007	MGMT	Y	For	For
91	Biosante Pharmaceuticals, Inc.	BPA	09065V203	6/14/2007	1	A vote for election of nominees	MGMT	Y		For
					2	Proposal to ratify the selection of Deloitte & Touche LLP as our independent registered public accounting firm for the fiscal year ending December 31, 2007	MGMT	Y	For	For
92	ING Global Advantage & Premium Opportunity	IGA	44982N109	6/13/2007	1	A vote for election of nominees	MGMT	Y	For	For
93	General Finance Corporation	GFN	369822101	6/14/2007	1	A vote for election of nominees	MGMT	Y	For	For
					2	Approval of the 2006 stock option plan	MGMT	Y	For	For
					3	Ratification of the selection of Grobstein, Horwath & Company LLP as our independent auditors	MGMT	Y	For	For
94	PRG Schultz International	PRGX	69357C503	6/15/2007	1	A vote for election of nominees	MGMT	Y	For	For
95	Global Sources LTD.	GSOL	G39300101	6/18/2007	1	A vote for election of nominees	MGMT	Y	For	For
2

To fix the number of directors that comprise the whole board at 9 persons, declare any vacances on the board to be casual vacancies and authorize the board to fill these vacancies on the board as and when it deems fit.

							MGMT	Y	For	For
					3	To approve the amendment of BYE-Law 113 of the company's BYE-Laws with respect to the place of board of directors meetings.	MGMT	Y	For	For
					4	To approve amendments to the company's BYE-Laws to authorize the company to acquire its own shares, to be held as treasury shares.	MGMT	Y	For	For
					5	To re-appoint Ernst & Young as the company's independent auditors until the next annual general meeting.	MGMT	Y	For	For
96	Koninklijke Ahold N.V.	AHO	500467303	6/19/2007	1	Proposal to approve the sale of US. Foodservice	MGMT	Y		For
2

Proposal to, amongst others, increase the nominal value of the common shares, as well as to authorize each member of the corporate executive board to effectuate the proposed amendment of the articles of association.

							MGMT	Y	For	For
3

Proposal to, amongst others, reduce the issued capital by decreasing the nominal value of the common shares, as well as authorize each member of the corporate executive board to effectuate the proposed amendment of the articles of association.

							MGMT	Y	For	For
					4	Proposal to, amongst others, consolidate the cmmon shares, as well as to authorize each member of the corporate executive board to effectuate the proposed amendment of the articles of association.	MGMT	Y	For	For
97	Shire Plc	SHPGY	82481R106	6/20/2007	1	A vote for election of nominees	MGMT	Y	For	For
					2	Auditors	MGMT	Y	For	For
					3	Remuneration Report	MGMT	Y	For	For
					4	Authority to allot shares	MGMT	Y	For	For
					5	Market purchases	MGMT	Y	For	For
					6	Donations to EU Political Organisations and EU political expenditure	MGMT	Y	For	For
					7	2007 Shire Plc Employee Stock Purchase Plan	MGMT	Y	For	For
98	Hellenic Telecommunications	OTE	423325307	6/21/2007	1	Submission for approval of the management report of the board of directors, and the audit reports prepared by certified auditors.	MGMT	Y	For	For
					2	Exoneration of the members of the board of directors	MGMT	Y	For	For
					3	Appointment of chartered auditors for the fiscarl year 2007	MGMT	Y	For	For
					4	Renewal of agreement for the covering of civil liability	MGMT	Y	For	For
					5	Approval of remuneration paid in 2006 to the chairman of the board and CEO	MGMT	Y	For	For
					6	Approval of remuneration paid to the board of directors, the audit comitee and HR remuneration committee	MGMT		For	For
					7	Approval of the basic terms and conditions of a project to be assigned to a member of the board.	MGMT	Y	For	For
					8	Approval of the spin-off of the branch of international installations and international cable infrastructures and of the licenses of OTE SA for the use of the INTEC-ITY pricing system	MGMT	Y	For	For
					9	Approval of a stock repurchase program, of OTE S.A.	MGMT	Y	For	For
					10	Approval of 5 new board members for a 3 year terms	MGMT	Y	For	For
99	Dollar Tree Stores						MGMT	Y		For
		DLTR	256747106	6/21/2007	1	A vote for election of nominees	MGMT	Y	For	For
					2	Shareholder Proposal	SHAREHOLDER	Y	Against	For
100	SINA Corporation	SINA	G81477104	6/29/2007	1	A vote for election of nominees	MGMT	Y	For	For
					2	Ratify the appointment of pricewatercoopers zhong tian CPAS limited company as the independent auditors of the company	MGMT	Y	For	For
					3	Approval of the 2007 share incetive plan	MGMT	Y	For	For
101	First Service Corporation	FSRV	33761N109	6/25/2007	1	The appointment of Pricewaterhousecoopers LLP, chartered accountants, as the auditors of the corporation and authorizing the directors to fix their remuneration.	MGMT	Y	For	For
					2	Approving amendments to the stock option plans of the corporation, all as more particularly set forth and described in the accompanying management information circular.	MGMT	Y	For	For
							MGMT	Y	For	For
							MGMT	Y	For	For
							MGMT	Y	For	For
							MGMT	Y	For	For
102	Tutogen Medical, Inc.	TTG	901107102	3/19/2007	1	A vote for election of the nominees	MGMT	Y	For	For
					2	To ammend the company's 2006 stock option plan	MGMT	Y	For	For
					3	Ratify the appointment of Deloitte & Touche LLP as the company's auditors for the 2007 FY	MGMT	Y	For	For
					4	In their discreton on such other business as may properly come before the meeting	MGMT	Y	For	For
103	Hellenic Telecommunications	OTE	423325307	3/14/2007	1	Ammendments to the following articles of association: 9, 13 and 23	MGMT	Y	For	For
					2	Initiation of a stock option plan, to the company's CEO and affiliated company’s CEO	MGMT	Y	For	For
					3	Settlement of the debt payable to OTE SA by FIBRE Optic Telecomunications Network	MGMT	Y	For	For
					4	Miscellaneous Announcetments	MGMT	Y	For	For
104	Credicorp Ltd.	BAP	G2519Y108	3/30/2007	1	To consider and approve the annual report of the company for the FY ended December 31, 2006	MGMT	Y	For	For
					2	To consider and approve the audited consoldated financial	MGMT	Y	For	For
105	Nuveen Quality Preferred Income FD	JTP	670715101	4/4/2007	1	A vote for election of the nominees	MGMT	Y	For	For
106	Energen Corporation	EGN	29265N108	4/25/2007	1	A vote for election of the nominees	MGMT	Y	For	For
					2	Proposal to approve amendments to and ratify energen corporation's 1997 stock incentive plan	MGMT	Y	For	For
					3	Proposal to approve Energen Corporation's Annual Incentive Compensation plan	MGMT	Y	For	For
					4	Proposal to raitfy the appointment of pricewaterhousecooprs llp as independent registered public accounting firm	MGMT	Y	For	For
107	Beijing Med-Pharm Corporation	BJGP	77255107	4/26/2007	1	A vote for election of the nominees	MGMT	N*	N/A	N/A
					2	To approve the Beijing Med-Pharm Corporation 2007 Omnibus equity compensantion plan	MGMT	N*	N/A	N/A
108	Cogent Communications Group	CCOI	19239V302	4/30/2007	1	A vote for election of the nominees	MGMT	N*	N/A	N/A
					2	Amendment to increase 2004 incentive award plan by an additional 2,000,000 shares	MGMT	N*	N/A	N/A
109	Health Care REIT	HCN	42217K106	5/3/2007	1	A vote for election of the nominees	MGMT	Y	For	For
					2	Approval of an amendment to the company's second restated certificate of incorporation to increase the number of authorized shares of common stocks.	MGMT	Y	For	For
					3	Approval of an amendments to the company's second restated cetificate of incorporation to increase the number of authorized shares of preferred stocks.	MGMT	Y	For	For
					4	Ratification of the appointment of Ernst & Young LLP as independent registered public acounting firm for the fiscal year 2007/	MGMT	Y	For	For
110	Quintana Maritime Ltd.	QMAR	Y7169G109	5/4/2007	1	A vote for election of the nominees	MGMT	Y	For	For
					2	To ratify the appointment of Deloitte, Hadjipavlou, Sofianos & Cambanis S.A as independent auditors for the year ending December 31, 2007	MGMT	Y	For	For
111	Suez	SZE	864686100	4/2/2007	1	Ordinary Shareholders' Meetings Resolutions	MGMT	Y	For	For
					2	Extraordinary Shareholder's meeting resolutions	MGMT	Y	For	For
112	Zimmer Holdings	ZMH	98956P102	5/6/2007	1	Election of Directors	MGMT	Y	For	For
					2	Auditor Ratificatiion	MGMT	Y	For	For
					3	Amendment of restated certificate of incorporation to require annual election of all directors	MGMT	Y	For	For
					4	Stockholders proposal to adopt simple majority vote	MGMT	Y	For	For
113	Regal Entertainment Group	RGC	758766109	5/9/2007	1	A vote for election of the nominees	MGMT	Y	For	For
					2	Ratification of the audit commitees selection of KPMG LLP as our independent registered public accounting firm for the fiscal year ending December 27,2007	MGMT	Y	For	For
114	Genco Shipping & Trading Ltd/	GNK	Y2685T107	5/16/2007	1	A vote for election of the nominees	MGMT	Y	For	For
					2	Ratification of appointment of independent auditors	MGMT	Y	For	For
115	M&F Worldwide Corporation	MFW	552541104	5/17/2007	1	A vote for election of the nominees	MGMT	Y	For	For
					2	To approve certain bonus arrangements for Stephen G. Taub for purposed of allowing such compensation to be deductible under section 162(M) of the internal revenue code of 1986	MGMT	Y	For	For
116	Titan International, Inc.	TWI	88830M102	5/17/2007	1	A vote for election of the nominees	MGMT	Y	For	For
					2	Amends the company's bylawas to increase the number of board of director positions of the company to 9 director positions from the 7 director positions allowed under the current bylaws	MGMT	Y	For	For
					3	Election of Mr. Akers as a directors contingent upon amendment to bylaws an additional class I Director Nominee standing for election to serve until the 2010 annual meeting/	MGMT	Y	For	For
					4	To ratify the selection of independent registered public accounting firm, pricewaterhoursecoopers, llp, to audit the consolidated financial statements of the company and its subsidiaries for 2007.	MGMT	Y	For	For
117	Valeant Pharmaceuticals International	VRX	91911X104	5/22/2007	1	A vote for election of the nominees	MGMT	Y	For	For
					2	Ratification of the appointment of pricewaterhousecoopers llp as independent registered public accounting firm for our company.	MGMT	Y	For	For
118	Osteotech, Inc.	OSTE	688582105	6/21/2007	1	A vote for election of the nominees	MGMT	Y	For	For
					2	To approve the adoption of the 2007 stock incentive plan	MGMT	Y	For	For
					3	To ratify the appointment of BDO Seidman, LLP as the company's independent registered public accounting firm for the year ending December 31, 2007	MGMT	Y	For	For
119	Rite Aid Corporation	RAD	767754104	6/27/2007	1	A vote for election of the nominees	MGMT	Y	For	For
*Vote received after date of Shareholder meeting

SIGNATURES

[See General Instruction F]

Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)

          RALPH PARKS PORTFOLIOS TRUST

By (Signature and Title)*    /S/ Ralph Parks

     Ralph Parks, President

Date: 8/27/07

* Print the name and title of each signing officer under his or her signature.